SEGMENTED INFORMATION - Summary of Operating Results by Segment (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Revenues		$ 952	$ 989	$ 1,859	$ 2,114
Other income		39	43	62	67
Direct operating costs	[1]	(353)	(419)	(721)	(903)
Share of revenue, other income and direct operating costs from equity-accounted investments		49	10	100	23
Management service costs		(26)	(22)	(49)	(43)
Interest expense		(292)	(277)	(542)	(575)
Current income tax (recovery) expense		(12)	(9)	(48)	(29)
Share of interest and cash taxes from equity-accounted investments		(18)	(5)	(27)	(6)
Share of Funds From Operations attributable to non-controlling interests		(141)	(91)	(297)	(210)
Depreciation		(319)	(312)	(626)	(657)
Foreign exchange and financial instruments (loss) gain		(26)	37	(47)	66
Deferred income tax expense		13	3	42	(10)
Other		(15)	(24)	(32)	2
Dividends on BEPC exchangeable shares		(133)	(64)	(296)	(129)
Remeasurement of exchangeable and class B shares of BRHC		0	(277)	0	271
Remeasurement of BEPC exchangeable and class A.2 exchangeable shares		(624)	0	(524)	0
Share of loss from equity-accounted investments		(30)	(12)	(74)	(39)
Net income attributable to non-controlling interests		178	88	344	207
Net (loss) income attributable to the partnership		(1,410)	(342)	(1,405)	149
Share of income (loss) from equity-accounted investments		1	(7)	(1)	(22)
Net income (loss) attributable to participating non-controlling interests		37	3	(47)	(3)
Remeasurement of interests held in BRHC by the partnership		(652)	0	(529)	0
Total
Disclosure of operating segments [line items]
Revenues		494	440	934	950
Other income		12	74	36	94
Direct operating costs		(183)	(178)	(389)	(366)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		323	336	581	678
Management service costs		(26)	(22)	(49)	(43)
Interest expense		(93)	(91)	(180)	(187)
Current income tax (recovery) expense		(6)	(4)	(15)	(10)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		198	219	337	438
Interest expense including dividends on class A exchangeable shares		425	341	838	704
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Revenues		(80)	(15)	(161)	(37)
Other income		(2)	0	(5)	0
Direct operating costs		33	5	66	14
Share of revenue, other income and direct operating costs from equity-accounted investments		49	10	100	23
Adjusted EBITDA		0	0	0	0
Management service costs		0	0	0	0
Interest expense		17	5	24	6
Current income tax (recovery) expense		1	0	3	0
Share of interest and cash taxes from equity-accounted investments		(18)	(5)	(27)	(6)
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		0	0	0	0
Non-controlling interests
Disclosure of operating segments [line items]
Revenues		538	564	1,086	1,201
Other income		29	(31)	31	(27)
Direct operating costs		(203)	(246)	(398)	(551)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		364	287	719	623
Management service costs		0	0	0	0
Interest expense		(216)	(191)	(386)	(394)
Current income tax (recovery) expense		(7)	(5)	(36)	(19)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		(141)	(91)	(297)	(210)
Funds From Operations		0	0	0	0
Hydroelectric
Disclosure of operating segments [line items]
Revenues		637	631	1,269	1,302
Hydroelectric | Total
Disclosure of operating segments [line items]
Revenues		363	298	692	641
Other income		3	7	7	11
Direct operating costs		(140)	(130)	(292)	(254)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		226	175	407	398
Management service costs		0	0	0	0
Interest expense		(61)	(50)	(119)	(115)
Current income tax (recovery) expense		(3)	(2)	(12)	(8)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		162	123	276	275
Wind
Disclosure of operating segments [line items]
Revenues		111	147	234	366
Wind | Total
Disclosure of operating segments [line items]
Revenues		40	46	82	116
Other income		8	10	21	14
Direct operating costs		(16)	(18)	(38)	(45)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		32	38	65	85
Management service costs		0	0	0	0
Interest expense		(9)	(11)	(19)	(24)
Current income tax (recovery) expense		(1)	(2)	(1)	(2)
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		22	25	45	59
Utility-scale solar
Disclosure of operating segments [line items]
Revenues		158	162	278	345
Utility-scale solar | Total
Disclosure of operating segments [line items]
Revenues		62	64	106	127
Other income		0	9	6	20
Direct operating costs		(14)	(15)	(27)	(36)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		48	58	85	111
Management service costs		0	0	0	0
Interest expense		(17)	(16)	(32)	(34)
Current income tax (recovery) expense		(2)	0	(2)	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		29	42	51	77
Distributed energy & sustainable solutions
Disclosure of operating segments [line items]
Revenues		46	49	78	101
Distributed energy & sustainable solutions | Total
Disclosure of operating segments [line items]
Revenues		29	32	54	66
Other income		1	5	2	6
Direct operating costs		(12)	(13)	(29)	(27)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		18	24	27	45
Management service costs		0	0	0	0
Interest expense		(6)	(9)	(10)	(14)
Current income tax (recovery) expense		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		12	15	17	31
Corporate | Total
Disclosure of operating segments [line items]
Revenues		0	0	0	0
Other income		0	43	0	43
Direct operating costs		(1)	(2)	(3)	(4)
Share of revenue, other income and direct operating costs from equity-accounted investments		0	0	0	0
Adjusted EBITDA		(1)	41	(3)	39
Management service costs		(26)	(22)	(49)	(43)
Interest expense		0	(5)	0	0
Current income tax (recovery) expense		0	0	0	0
Share of interest and cash taxes from equity-accounted investments		0	0	0	0
Share of Funds From Operations attributable to non-controlling interests		0	0	0	0
Funds From Operations		$ (27)	$ 14	$ (52)	$ (4)

[1]	Direct operating costs exclude depreciation expense disclosed below.